UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |X|

This Amendment (Check only one.):                |X| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    11:11 Capital Corp.
                                 Address: 825 3rd Avenue, Suite 241
                                          New York, NY  10022

				 13F File Number: 028-13523


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Pinsker
Title: Chief Executive Officer
Phone: 212-708-4794

Signature,                               Place,             and Date of Signing:


/s/  Brian Pinsker                 	  New York, NY       February 12, 2010
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.


Note: All accounts currently managed by this manager are managed under the supervision of Millennium Management LLC (13F File Number: 28-10684). All reportable positions of 13F Securities held in such accounts are included in the 13F report filed by that reporting manager. Accordingly, there is no information table included in this report, and, absent a change in circumstances, no subsequent 13F reports will be filed by the manager.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        N/A

Form 13F Information Table Entry Total:   N/A

Form 13F Information Table Value Total:   N/A

FORM 13F INFORMATION TABLE


Not Applicable.  See Note on Cover Page.